Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022		Apr. 30, 2021
Interest Dividend And Fee Income [Abstract]
FVTPL securities	$ 95	$ 86	$ 197		$ 176
FVOCI securities - realized gains (losses)	(9)	25	27	[1]	37
Impairment losses			0
Securities gains other than trading	$ 86	$ 111	$ 224		$ 213

[1]	Gains (losses) are net of (losses) gains on hedge contracts.